Equity - Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net Profit (Loss) attributable to shareholders, basic	R$ (36,438)	R$ 9,648	R$ 9,548
Net Profit (Loss) attributable to shareholders, diluted	R$ (36,438)	R$ 9,648	R$ 9,548
Average number of shares, basic	2,540,716,879	2,233,956,090	1,919,855,417
Average number of shares, diluted	2,540,716,879	2,233,956,090	1,919,855,417
Basic earnings per share	R$ (0.0143)	R$ 0.0043	R$ 0.0050
Diluted earnings per share	R$ (0.0143)	R$ 0.0043	R$ 0.0050